Deferred revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2012	2011
Hires collected in advance	$1,157	$-
Deferred revenue from lubricants	378	467
Total	$1,535	$467
Less current portion	$(1,264)	$(103)
Non-current portion	$271	$364